Related Parties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Parties
(24) Related Parties
Atotech identified related parties in accordance with IAS 24. Atotech had transactions with related parties in the reporting period in the ordinary course of business.
The Group entered into a consulting agreement with the controlling shareholder (The Carlyle Group; “Carlyle”) under which the Company, or its subsidiaries, will pay Carlyle an annual fee for consulting services. The annual fee is payable on a quarterly basis. For the year ended Dec. 31, 2021, the Group paid Carlyle $2.6 million for consulting services (2020: $1.8 million) and $0.0 million for expense reimbursements (2020: $0.2 million).
Additionally, the Group ordered goods and services in the amount of $1.2 million (prior year: $— million) from related parties throughout the reporting period. As of Dec. 31, 2021, trade receivables from related parties amounted to $0.4 million (prior year: $0.5 million).

5	Excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.
Transactions with Key Management Personnel
Key management personnel consists of a total of nineteen individuals as of Dec. 31, 2021, who constitute people having authority and responsibility for planning, directing, and controlling the Company’s activities. For the year ended Dec. 31, 2021, key management personnel compensation related to share-based payments was
$4.2 million. Furthermore, members of the key management personnel received cash payments in the amount of $6.6 million for the accelerated vesting of certain share-based payment awards. These transactions have been accounted for as a repurchase of equity. Moreover, the amount of cash-settled share-based payments recognized as a liability as of Dec. 31, 2021 attributable to key management personnel amounts to $0.9 million. Please also refer to note (16) for further details regarding the Group’s share-based payment plans.
As of Dec. 31, 2021, the key management personnel of the Company consists of the members of the Senior Management Team (CEO, CFO, COO, two Presidents, and four Vice Presidents) and the Board of Directors.
Compensation of the Company’s key management personnel includes salaries, short- and long-term benefits as well as post-employment benefits. Additionally, the entire key management personnel participate in the Company’s Performance Shares Program.

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Short-term employee benefits	10.2	8.6	7.0
Post-employment benefits	0.4	0.3	0.2
Share-based payment expense	4.2	0.1	0.1

Total	14.8	9.0	7.3